Goodwill and Other Intangible Assets (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Goodwill And Intangible Assets [Line Items]
Goodwill, beginning of year	$ 392,882	$ 391,498	$ 822,247
Intangible assets with an indefinite life, beginning of year	15,366	15,366	15,366
Intangible assets with a definite life, beginning of year	279	457	1,895
Goodwill and other intangible assets, beginning of year	408,527	407,321	839,508
Impairment of goodwill	0	0	(429,020)
Amortization	(279)	(178)	(1,438)
Foreign currency translation	3,363	1,384	(1,729)
Goodwill, end of year	396,245	392,882	391,498
Intangible assets with an indefinite life, end of year	15,366	15,366	15,366
Intangible assets with a definite life, end of year	0	279	457
Goodwill and other intangible assets, end of year	411,611	408,527	407,321
Goodwill [Member]
Goodwill And Intangible Assets [Line Items]
Impairment of goodwill			(429,020)
Foreign currency translation	3,363	1,384	(1,729)
Finite-Lived Intangible Assets [Member]
Goodwill And Intangible Assets [Line Items]
Amortization	$ (279)	$ (178)	$ (1,438)